REVENUES BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY SEGMENT
	Year ended December 31,
	2023	2024
	S$’000	S$’000
Sale of heavy equipment and parts	56,449	45,763
Engineering consultancy service income	7,032	2,190
Rental income	9,301	10,543
	72,782	58,496

SUMMARY OF SEGMENT INFORMATION BY PRODUCT

The following tables present summary information by product type for the year ended December 31, 2023 and 2024, respectively:

		For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	56,449	7,032	9,301	72,782
Gross Profit	10,097	1,792	3,893	15,782

		For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	45,763	2,190	10,543	58,496
Gross Profit	4,275	762	5,621	10,658

SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION

In the following table, revenue is disaggregated by the timing of revenue recognition.

		For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	56,449	7,032	-	63,481
Over time	-	-	9,301	9,301

		For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	45,763	2,190	-	47,953
Over time	-	-	10,543	10,543